INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31,
	2013	2014
Raw materials	$2,084,050	$1,362,944
Work-in-process	4,666,821	5,411,360
Finished goods	3,749,385	2,807,480

Total	$10,500,256	$9,581,784